Commitments and Contingencies (Details Textual) (USD $)	2 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended	14 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013 acre	Dec. 31, 2013 acre	Sep. 30, 2014 Common Stock [Member]	Dec. 31, 2013 Cheryl Sanchez [Member]	Dec. 31, 2013 Stephen Rizzone [Member]	Dec. 31, 2013 Michael Leabman [Member]	Sep. 30, 2014 Balzer Family Investments, L.P [Member]	Nov. 13, 2014 Subsequent Event [Member]	Mar. 31, 2014 Subsequent Event [Member]	Dec. 31, 2013 Subsequent Event [Member] Stephen Rizzone [Member]	Sep. 30, 2014 IR Consulting Warrant [Member]	Sep. 30, 2014 IR Consulting Warrant [Member]	Sep. 30, 2014 IR Incentive Warrant [Member]
Commitments and Contingencies [Line Items]
Investor Relations Agreement, Initiation Date					Jan. 13, 2014	Jan. 13, 2014
Warrants Exercise Price, Representing IPO Price Percentage																			130.00%
Warrants Vesting, Each Month Of Service																			3,000
Warrants Vesting Thereafter, Each Month Of Service																			3,000
Warrant Vested During Period, Shares						25,800
Stock based compensation expense		$ 0	$ 746,900	$ 0		$ 1,659,404	$ 0	$ 16,148	$ 16,148									$ 39,410	$ 198,983
Area of Land								3,562	3,562
Operating Leases, Rent Expense						8,548		6,055						36,720
Cash Compensation For Services Received Per Month 1						8,000
Lease Expiration Date								Jun. 04, 2014
Extended Lease Expiration Date						Sep. 30, 2014		Sep. 04, 2014
Terms Of Incentive Warrant Market Maker																				250,000
Investment Advisory Fees											21,550
Stock Issued During Period, Value, Issued for Services						900,000				2	35,464
Stock Issued During Period, Shares, Issued for Services										210,527	88,882				5,353
Stock Repurchased During Period, Value											29,533
Stock Repurchased During Period, Shares											74,068
Deferred Compensation Arrangement with Individual, Compensation Expense												150,000	250,000				300,000
Accrued Bonuses, Current																	30,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period												10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	0					1,542,477		275,689				275,689	57,644			80,201
Defined Benefit Plan, Description of Nature of Event Resulting in Special or Contractual Termination Benefits Recognized During Period													(i) one year of his base salary at the rate then in effect, (ii) a performance bonuses each equal to the total performance bonuses paid to Mr. Leabman in the calendar year immediately preceding Mr. Leabmans termination or resignation (iii) reimbursement of Mr. Leabmans cost of COBRA coverage for one year, and (iv) twenty-five percent (25%) of the options to purchase shares of common stock subject to Mr. Leabmans option awards described above will vest immediately and become exercisable, and, along with any previously vested and unexercised options, may be exercised by Mr. Leabman within one year following his termination or resignation
Sale of Stock, Percentage of Ownership before Transaction												50.00%	3.00%
Performance Based Bonus Percentage								20.00%
Development Stage Entities, Stock Issued, Shares, Issued for Noncash Consideration										41,563
Development Stage Entities, Stock Issued, Value, Issued for Noncash Consideration						500,000	0			0
Payments for Tenant Improvements						100,000
Operating Leases Expiration Period														60 months
Payments for Rent						400,000
Operating Leases, Rent Expense, Net														$ 6,732